Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail) - USD ($)	Aug. 21, 2015	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount			$ 1,659,709,000
Swap Agreement Three [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount			$ 180,000,000
Minimum [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Range of credit facility margin			0.30%	0.30%
Maximum [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Range of credit facility margin			3.25%
Subsequent Event [Member] | Swap Agreement Three [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	$ 90,000,000
Subsequent Event [Member] | Swap Agreement Three [Member] | Interest rate swap termination [Member]
Derivative [Line Items]
Notional Amount		$ 90,000,000